Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 165,238	$ 145,616
Cost of sales	146,520	131,969
Gross profit	18,718	13,647
Operating expenses:
Selling, general and administrative expenses	22,327	15,024
Total operating expenses	22,327	15,024
Operating loss	(3,609)	(1,377)
Other expense (income):
Interest income		(55)
Interest expense	6,959	6,529
Change in fair value of derivatives and contingent consideration	287	1,579
Foreign exchange gain	(504)	(1,500)
Total other expense	6,742	6,553
Loss before taxes	(10,351)	(7,930)
Income tax expense	1,696	646
Net loss	(12,047)	(8,576)
Net income attributable to noncontrolling interest	709	46
Net loss attributable to the Company	$ (12,756)	$ (8,622)
Loss per ordinary shares outstanding - basic	$ (0.45)	$ (0.32)
Loss per ordinary shares outstanding - diluted	$ (0.45)	$ (0.32)
Weighted average number of shares outstanding - basic	26,879,202	26,879,114
Weighted average number of shares outstanding - diluted	26,879,202	26,879,114
Other comprehensive loss net of tax:
Foreign currency translation adjustments	$ (985)	$ (2,021)
Total other comprehensive loss	(985)	(2,021)
Comprehensive loss	(13,032)	(10,597)
less: Comprehensive income attributable to non-controlling interest	518	313
Comprehensive loss attributable to the Company	$ (13,550)	$ (10,910)